Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-1 Interests, par value $0.001 per interest
Amount Registered | shares	1,707
Proposed Maximum Offering Price per Unit	250.00
Maximum Aggregate Offering Price	$ 426,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 65.34
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-1 Interests, par value $0.001 per interest
Amount Registered | shares	500
Proposed Maximum Offering Price per Unit	250.00
Maximum Aggregate Offering Price	$ 125,000.00
Amount of Registration Fee	$ 19.14
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-2 Interests, par value $0.001 per interest
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit	2,500.00
Maximum Aggregate Offering Price	$ 2,500,000.00
Amount of Registration Fee	$ 382.75
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-3 Interests, par value $0.001 per interest
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit	5,000.00
Maximum Aggregate Offering Price	$ 5,000,000.00
Amount of Registration Fee	$ 765.50
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-4 Interests, par value $0.001 per interest
Amount Registered | shares	7,500
Proposed Maximum Offering Price per Unit	25,000.00
Maximum Aggregate Offering Price	$ 187,500,000.00
Amount of Registration Fee	$ 28,706.25
Offering Note	See Offering Note 1.